Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Collateral Held	$ 0
Carrying Amount	19
Maximum Potential Future Payments	10,813
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	0
Maximum Potential Future Payments	7
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	6,876
Carrying Amount	0
Maximum Potential Future Payments	6,685
Asset Sales [Member]
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	102
Maximum Potential Future Payments	8,261
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	818
Carrying Amount	118
Maximum Potential Future Payments	134,611
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	1,508
Carrying Amount	0
Maximum Potential Future Payments	1,501
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Collateral Held	0
Carrying Amount	21
Maximum Potential Future Payments	$ 2,032